Secured borrowing (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 605,819	$ 579,579
Current portion of Long-term debt	65,473	37,431
Long-term debt	540,346	542,148
Current portion of deferred financing costs	1,419	1,246
Deferred financing costs non-current	3,351	3,640
Total deferred financing costs	4,770	4,886
Total debt, net of deferred financing costs	601,049	574,693
Current portion of long-term debt, net	64,054	36,185
Long-term debt, net	536,995	538,508
2018 Loan
Debt Instrument [Line Items]
Total debt	27,500	30,000
2019 Loan
Debt Instrument [Line Items]
Total debt	10,000	0
2014 Loan
Debt Instrument [Line Items]
Total debt	86,504	118,925
Maxdeka | 2011 Loan
Debt Instrument [Line Items]
Total debt	0	13,635
Maxdeka | 2019 Loan
Debt Instrument [Line Items]
Total debt	21,020	0
Shikoku | 2011 Loan
Debt Instrument [Line Items]
Total debt	0	18,667
Maxdekatria | 2018 Loan
Debt Instrument [Line Items]
Total debt	10,250	11,750
Glovertwo | 2018 Loan
Debt Instrument [Line Items]
Total debt	0	13,420
Glovertwo | 2019 Loan
Debt Instrument [Line Items]
Total debt	20,209	0
Shikokutessera | 2018 Loan
Debt Instrument [Line Items]
Total debt	0	14,430
Shikokutessera | 2019 Loan
Debt Instrument [Line Items]
Total debt	21,459	0
Gloversix - Shikokuokto | 2018 Loan
Debt Instrument [Line Items]
Total debt	0	35,000
Maxtessera | 2018 Loan
Debt Instrument [Line Items]
Total debt	24,000	26,000
Shikokupente - Shikokuennia - Pemer - Petra | 2019 Loan
Debt Instrument [Line Items]
Total debt	10,000	0
Shikokupente | 2018 Loan
Debt Instrument [Line Items]
Total debt	13,455	14,930
Shikokuennia | 2018 Loan
Debt Instrument [Line Items]
Total debt	15,267	17,730
Petra | 2018 Loan
Debt Instrument [Line Items]
Total debt	7,343	9,075
Pemer | 2018 Loan
Debt Instrument [Line Items]
Total debt	7,343	9,075
Maxeikosiepta | 2018 Loan
Debt Instrument [Line Items]
Total debt	4,500	5,000
Shikokuepta | 2016 Loan
Debt Instrument [Line Items]
Total debt	18,783	20,417
Pentakomo | 2018 Loan
Debt Instrument [Line Items]
Total debt	10,250	11,750
Avstes | 2019 Loan
Debt Instrument [Line Items]
Total debt	6,190	0
Maxeikositria | 2017 Loan
Debt Instrument [Line Items]
Total debt	11,239	11,930
Maxeikosi | 2017 Loan
Debt Instrument [Line Items]
Total debt	11,239	11,930
Maxpente | 2017 Loan
Debt Instrument [Line Items]
Total debt	16,750	17,400
Maxeikositessera | 2017 Loan
Debt Instrument [Line Items]
Total debt	11,700	12,090
Maxenteka | 2017 Loan
Debt Instrument [Line Items]
Total debt	13,934	14,332
Maxeikosiexi | 2015 Loan
Debt Instrument [Line Items]
Total debt	5,186	5,248
Marathassa | 2015 Loan
Debt Instrument [Line Items]
Total debt	5,622	5,690
Marinouki | 2015 Loan
Debt Instrument [Line Items]
Total debt	8,487	8,590
Kerasies | 2015 Loan
Debt Instrument [Line Items]
Total debt	5,942	6,014
Soffive | 2015 Loan
Debt Instrument [Line Items]
Total debt	9,193	9,305
Eptaprohi | 2015 Loan
Debt Instrument [Line Items]
Total debt	43,294	43,818
Pelea - Vasstwo - Eniaprohi - Vassone | 2018 Loan
Debt Instrument [Line Items]
Total debt	44,750	20,075
Shikoku Friendship | 2019 Loan
Debt Instrument [Line Items]
Total debt	22,111	0
Maxeikosiena | 2015 Loan
Debt Instrument [Line Items]
Total debt	19,292	20,314
Youngtwo | 2017 Loan
Debt Instrument [Line Items]
Total debt	22,207	23,039
Shikokuokto | 2019 Loan
Debt Instrument [Line Items]
Total debt	20,000	0
Gloversix | 2019 Loan
Debt Instrument [Line Items]
Total debt	$ 20,800	$ 0